Share-based Compensation - Summary of Stock Options Activity (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Number of Shares, Beginning Balance | shares	40
Number of Shares, Granted | shares
Number of Shares, Exercised | shares
Number of Shares, Forfeited | shares
Number of Shares, Canceled/Expired | shares	(40)
Number of Shares, Ending Balance | shares
Number of Shares, Exercisable | shares
Weighted Average Exercise Price, Beginning Balance	$ 236.16
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Canceled/Expired	236.16
Weighted Average Exercise Price, Ending Balance
Weighted Average Exercise Price, Exercisable
Weighted Average Grant Date Fair Value, Beginning	151.68
Weighted Average Grant Date Fair Value, Granted
Weighted Average Grant Date Fair Value, Exercised
Weighted Average Grant Date Fair Value, Forfeited
Weighted Average Grant Date Fair Value, Canceled/Expired	151.68
Weighted Average Grant Date Fair Value, Ending
Weighted Average Grant Date Fair Value, Exercisable
Weighted Average Remaining Contractual Term (Years), Beginning	11 months 26 days
Weighted Average Remaining Contractual Term (Years), Granted	0 years
Weighted Average Remaining Contractual Term (Years), Exercised	0 years
Weighted Average Remaining Contractual Term (Years), Forfeited	0 years
Weighted Average Remaining Contractual Term (Years), Canceled/Expired	2 months 27 days
Weighted Average Remaining Contractual Term (Years), Ending	0 years
Weighted Average Remaining Contractual Term (Years), Exercisable	0 years
Aggregate Intrinsic Value, Beginning Balance | $
Aggregate Intrinsic Value, Ending Balance | $
Aggregate Intrinsic Value, Exercisable | $